Initial Public Offering (Details) $ / shares in Units, $ in Millions	Aug. 14, 2020 USD ($) $ / shares shares
IPO [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued in transaction (in Shares) | shares	12,075,000
Issuance of Public Shares (in Shares) | shares	1,575,000
Gross proceeds	$ 120.8
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Share price per share (in Dollars per share) | $ / shares	$ 10.00
Gross proceeds	$ 120.8
Offering cost	7.1
Deferred underwriting commissions	$ 4.2